Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Short-term Investments Classifications	Short-term investments classification as of December 31, 2022 and 2021 were shown as below:

	December 31,
	2022	2021
Held-to-maturity debt investments	$7,034,569	1,806,449

Summary Long-term Investments Held by Company

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2022	2021
Long-term held-to-maturity debt investments	$537,500	$642,004
Equity method investments and private equity investments without readily determinable fair values	123,940	13,831
Total long-term investments	$661,440	$655,835